Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	[1]	500,000,000	500,000,000	500,000,000
Ordinary stock, shares issued	[1]	41,000,000	41,000,000	41,000,000
Ordinary shares, shares outstanding	[1]	41,000,000	41,000,000	41,000,000

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).